Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.38%
Alabama–1.83%
Birmingham (City of), AL Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 11,790	$ 12,379,098
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,208,888
Birmingham (City of), AL Water Works Board; Series 2015 A, RB(a)(b)(c)	5.00%	01/01/2042	10,005	10,768,232
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	15,000	15,480,246
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(d)	5.75%	10/01/2049	5,000	5,422,025
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007; Cost $784,728)(e)(f)	5.50%	01/01/2043	900	516,258
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	6,000	6,803,663
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	5,000	5,072,084
				60,650,494
Alaska–0.31%
Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, RB(c)	5.50%	10/01/2042	9,000	10,152,466
Arizona–2.58%
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(g)	5.25%	07/01/2047	4,500	4,612,566
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2043	2,045	1,509,553
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(g)	5.50%	07/01/2036	5,840	6,175,606
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(g)	5.75%	07/15/2048	3,150	3,351,145
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2021 A, RB	4.00%	11/01/2046	2,500	2,442,429
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2044	11,685	12,924,455
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,573,271
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,184,298
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(g)	5.00%	07/01/2036	2,500	2,547,899
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	1,095	1,167,364
Phoenix (City of), AZ Industrial Development Authority (Rowan University);
Series 2012, RB	5.25%	06/01/2034	3,000	3,000,000
Series 2012, RB	5.00%	06/01/2042	5,000	5,000,000
Phoenix Civic Improvement Corp.; Series 2019 A, RB	4.00%	07/01/2045	4,235	4,231,860
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2017, RB(a)(b)(g)	4.75%	06/15/2022	2,000	2,002,468
Series 2017, RB(a)(b)(g)	5.00%	06/15/2022	5,000	5,006,618
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,045,676
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.25%	07/01/2048	5,000	5,009,520
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	15,155	17,122,143
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(g)	6.00%	07/15/2027	2,000	2,029,653
Series 2013 B, GO Bonds(g)	5.70%	07/15/2029	775	782,130
Series 2013 B, GO Bonds(g)	6.00%	07/15/2033	710	715,974
				85,434,628
Arkansas–0.26%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,750	2,904,401
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–(continued)
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	$ 5,530	$ 5,690,854
				8,595,255
California–10.01%
Bay Area Toll Authority; Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	5,000	5,888,959
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(a)(b)(c)(h)	5.00%	04/01/2056	12,000	13,583,768
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2031	40	30,338
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,505,099
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	510	539,246
Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	10,000	1,802,685
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(i)	0.00%	06/01/2046	20,000	5,131,852
California (State of);
Series 2012, GO Bonds	5.00%	09/01/2036	5,000	5,036,685
Series 2020, GO Bonds	3.00%	03/01/2046	4,400	3,990,164
Series 2020, GO Bonds	4.00%	03/01/2046	2,500	2,599,446
Series 2020, GO Bonds	3.00%	03/01/2050	2,500	2,225,825
Series 2020, GO Bonds	4.00%	03/01/2050	2,190	2,261,947
Series 2021, GO Bonds	4.00%	10/01/2039	5,000	5,353,848
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(b)	4.00%	08/01/2031	13,780	14,275,395
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB(c)	5.00%	05/01/2049	15,000	19,403,276
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,186,856
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	3,598	3,643,440
Series 2019 A-2, RB	4.00%	03/20/2033	2,886	2,888,939
Series 2021 A, RB	3.25%	08/20/2036	4,963	4,631,415
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	275	275,460
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2043	12,550	13,116,772
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(g)	5.00%	07/01/2030	3,160	3,176,767
Series 2012, RB(d)(g)	5.00%	07/01/2037	6,955	6,981,579
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(g)	5.00%	11/21/2045	5,250	5,513,754
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,634,201
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	2,000	2,001,998
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(g)	5.00%	06/01/2046	3,000	3,080,803
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(g)	5.00%	12/01/2041	6,475	6,587,207
Series 2016 A, RB(g)	5.25%	12/01/2056	6,150	6,263,714
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(j)	5.25%	10/01/2024	170	170,560
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(g)(i)	0.00%	06/01/2055	45,000	3,055,248
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(i)(j)	0.00%	08/01/2029	1,585	1,283,747
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(a)(b)(i)	0.00%	08/01/2025	3,270	2,130,314
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2039	1,000	501,330
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(i)	0.00%	08/01/2032	5,030	3,630,385
Series 2009 A, GO Bonds(i)	0.00%	08/01/2033	4,185	2,905,323
Golden State Tobacco Securitization Corp.;
Series 2018 A-1, Ref. RB(a)(b)	5.00%	06/01/2022	2,955	2,955,000
Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	30,000	3,969,927
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(j)	5.00%	08/01/2026	2,000	2,222,607
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2034	1,500	991,255
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(i)	0.00%	06/01/2036	$ 25,000	$ 10,042,932
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	306,086
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2017, RB(d)	5.00%	05/15/2046	6,000	6,290,857
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	6,500	6,714,407
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(i)(j)	0.00%	08/01/2035	3,260	2,034,357
Morongo Band of Mission Indians (The); Series 2018 A, RB(g)	5.00%	10/01/2042	4,800	5,182,805
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	6,965	7,044,569
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2037	1,170	683,357
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2038	4,770	2,665,532
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2039	5,010	2,675,584
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2040	5,260	2,659,305
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2041	5,520	2,687,568
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(i)	0.00%	08/01/2035	1,500	948,239
Riverside (County of), CA Transportation Commission; Series 2013 A, RB(a)(b)	5.75%	06/01/2023	2,500	2,604,576
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	5,139,039
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB (INS - AGM)(j)	5.00%	07/01/2051	3,035	3,350,693
Series 2021 B, RB(d)	4.00%	07/01/2046	8,750	8,735,312
Series 2021 B, RB(d)	5.00%	07/01/2051	15,000	16,234,569
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2017 A, RB(d)	5.25%	05/01/2042	12,500	13,439,265
Series 2019 A, RB(d)	5.00%	05/01/2049	5,000	5,387,407
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,198,302
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(k)	6.63%	08/01/2042	4,915	4,975,144
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.38%	09/01/2029	2,430	2,499,715
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(i)	0.00%	06/01/2036	22,000	10,123,751
Series 2007 A, RB(i)	0.00%	06/01/2041	5,000	1,725,904
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	4,825	4,924,740
Tender Option Bond Trust Receipts/Certificates; Series 2018-XX1082, Class C, Revenue Ctfs.(c)(d)(h)	5.25%	05/15/2048	12,000	12,981,553
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(i)	0.00%	08/01/2026	1,250	1,124,465
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,200	1,318,138
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(i)(j)	0.00%	08/01/2027	7,865	6,778,111
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2024	3,570	3,394,256
				331,297,672
Colorado–3.31%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	1,014,709
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(g)	5.00%	12/01/2049	1,600	1,588,176
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(g)	5.00%	12/01/2037	3,000	3,032,543
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	5,356,550
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2020, Ref. VRD RB (LOC - TD Bank N.A.)(l)(m)	0.42%	12/01/2052	5,680	5,680,000
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB(c)(h)	5.00%	08/01/2044	15,770	16,466,304
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(a)(b)	5.63%	06/01/2023	2,500	2,597,941
Series 2017, Ref. RB(a)(b)	5.00%	06/01/2027	3,500	3,957,475
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,356,691
Denver (City & County of), CO; Series 2018 A, RB(c)(d)	5.25%	12/01/2043	15,000	16,285,869
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2032	5,000	5,020,913
Denver (City of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2040	2,500	2,594,615
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2039	$ 1,000	$ 1,002,045
Series 2019 A, Ref. RB	4.00%	12/01/2040	1,000	1,001,250
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	3,022,003
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	24,825	32,526,524
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	1,958,918
				109,462,526
Connecticut–0.82%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2035	2,000	2,237,481
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	2,905,790
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,780,649
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(g)	5.00%	09/01/2046	3,990	4,023,088
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,025,488
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,099,271
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020 G-1, Ref. RB(g)	5.00%	07/01/2044	3,850	4,042,371
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,104,306
				27,218,444
Delaware–0.16%
Delaware (State of) River & Bay Authority; Series 2019, Ref. RB	4.00%	01/01/2044	5,000	5,155,504
District of Columbia–2.71%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(j)	5.00%	02/01/2031	945	947,439
Series 2019 A, RB	4.00%	03/01/2044	6,665	6,960,237
District of Columbia (Georgetown University);
Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	1,180	1,325,406
Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	7,125	8,037,760
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,155,464
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB(i)	0.00%	06/15/2046	25,000	5,530,153
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(d)	5.00%	10/01/2034	5,295	5,635,853
Series 2018 A, Ref. RB(d)	5.00%	10/01/2043	15,800	17,040,573
Series 2021 A, Ref. RB(d)	4.00%	10/01/2051	6,000	6,002,584
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS - AGM)(i)(j)	0.00%	10/01/2037	17,565	8,864,298
Series 2019 B, Ref. RB	4.00%	10/01/2044	12,185	11,890,604
Series 2019 B, Ref. RB	4.00%	10/01/2049	16,045	15,353,775
				89,744,146
Florida–7.94%
Broward (County of), FL;
Series 2015 A, RB(d)	5.00%	10/01/2045	5,030	5,294,990
Series 2019 A, RB	4.00%	10/01/2042	6,540	6,814,672
Series 2019 B, RB(d)	4.00%	09/01/2044	5,000	5,063,561
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	15,000	15,463,126
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(g)	5.00%	12/15/2050	2,000	2,005,790
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(g)	5.00%	07/01/2037	2,765	2,610,875
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,000,000)(e)(f)(g)	7.25%	05/15/2026	1,000	680,000
Series 2014 A, RB (Acquired 12/16/2013; Cost $2,442,456)(e)(f)(g)	7.75%	05/15/2035	2,500	1,700,000
Davie (Town of), FL (Nova Southeastern University);
Series 2013 A, RB(a)(b)	6.00%	04/01/2023	3,250	3,367,501
Series 2018, Ref. RB	5.00%	04/01/2048	10,605	11,398,838
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(a)	6.88%	10/01/2022	585	595,757
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	$ 5,000	$ 5,113,126
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(g)	7.38%	01/01/2049	15,500	15,684,399
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(g)	6.00%	06/15/2035	2,935	3,088,341
Series 2020 C, Ref. RB(g)	5.00%	09/15/2050	2,200	2,237,629
Greater Orlando Aviation Authority; Series 2019 A, RB(d)	4.00%	10/01/2044	10,000	10,045,703
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB(f)	6.00%	04/01/2038	6,000	2,700,000
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(c)(d)	5.00%	10/01/2048	15,000	16,085,795
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,235	4,375,716
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	3,976,904
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	2,970,774
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,462,982
Lee Memorial Health System; Series 2019 A1, Ref. RB	5.00%	04/01/2044	4,225	4,520,210
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,039,825
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,069,974
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(a)(b)(d)	5.00%	10/01/2022	2,000	2,024,189
Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	3,800	3,847,237
Series 2017 B, Ref. RB(d)	5.00%	10/01/2040	6,000	6,352,914
Series 2019 B, RB (INS - BAM)(j)	4.00%	10/01/2049	15,000	15,423,668
Series 2021, RB (INS - BAM)(j)	4.00%	10/01/2051	5,000	5,190,679
Subseries 2021 A-1, Ref. RB (INS - AGM)(d)(j)	4.00%	10/01/2045	8,000	8,064,986
Subseries 2021 B-1, Ref. RB(d)	4.00%	10/01/2050	28,000	28,017,542
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	9,000	9,619,431
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(j)	5.00%	07/01/2035	3,350	3,367,607
Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	5,000	5,120,926
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	10,657,113
Osceola (County of), FL; Series 2019 A-1, Ref. RB	5.00%	10/01/2044	2,500	2,690,248
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,075,953
Putnam (County of), FL Development Authority (Seminole Electric Cooperative);
Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	13,389,366
Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,433,046
Reunion East Community Development District; Series 2005, RB(e)(n)	5.80%	05/01/2036	197	2
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,653,409
Tampa (City of), FL;
Series 2020 A, RB(i)	0.00%	09/01/2040	1,000	486,269
Series 2020 A, RB(i)	0.00%	09/01/2041	1,000	465,611
Series 2020 A, RB(i)	0.00%	09/01/2042	1,025	455,572
Series 2020 A, RB(i)	0.00%	09/01/2045	1,950	749,653
Series 2020 A, RB(i)	0.00%	09/01/2049	2,600	833,691
Series 2020 A, RB(i)	0.00%	09/01/2053	2,600	695,091
Tampa Bay Water; Series 2001 A, Ref. RB (INS - NATL)(j)	6.00%	10/01/2029	3,000	3,699,643
				262,680,334
Georgia–2.02%
Atlanta (City of), GA; Series 2015, RB(c)	5.00%	11/01/2040	18,420	19,588,172
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	3,000	2,731,040
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2019 A, RB	5.00%	01/01/2039	4,500	4,872,292
Series 2019 A, RB	5.00%	01/01/2049	5,000	5,345,761
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	7,750	8,070,858
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(g)	5.88%	06/15/2047	$ 1,680	$ 1,737,901
Series 2017 A, RB(g)	6.00%	06/15/2052	1,530	1,587,697
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,163,516
Series 2019 B, RB(b)	4.00%	12/02/2024	7,000	7,222,052
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(g)	5.00%	11/01/2037	5,250	5,428,190
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(d)(g)	4.00%	01/01/2038	7,210	6,989,929
				66,737,408
Guam–0.07%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,197,500
Hawaii–0.22%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.25%	11/15/2037	1,250	1,265,822
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(d)	3.25%	01/01/2025	4,500	4,542,882
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. RB	5.13%	11/15/2032	1,500	1,519,474
				7,328,178
Illinois–8.65%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	440	440,362
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	609	590,597
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	3,300	3,444,454
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,562,327
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,213,753
Series 2014, RB	5.00%	11/01/2044	1,905	1,947,608
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,627,264
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,083,102
Series 2017 A, RB (INS - AGM)(j)	5.25%	01/01/2042	2,000	2,169,038
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	9,269,121
Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	8,561,311
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(g)	7.00%	01/15/2029	2,493	2,494,533
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(d)	6.13%	02/20/2042	1,235	1,236,243
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(n)	7.46%	02/15/2026	310	289,904
Chicago (City of), IL (O’Hare International Airport);
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,651,222
Series 2017 D, RB	5.25%	01/01/2036	4,600	5,004,548
Series 2017 D, RB(c)(d)	5.00%	01/01/2042	6,500	6,819,722
Series 2017 D, RB(c)(d)	5.00%	01/01/2047	7,500	7,825,448
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	6,004,750
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,078,050
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	3,110,750
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	5,000	6,190,815
Series 2015 A, GO Bonds(a)(b)(c)	5.00%	12/01/2044	12,000	12,892,663
Series 2015 C, GO Bonds(c)	5.00%	12/01/2027	6,805	7,306,039
Series 2015 C, GO Bonds(c)	5.00%	12/01/2028	4,000	4,287,424
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(d)	5.50%	01/01/2032	5,000	5,082,183
Series 2014 A, Ref. RB(d)	5.00%	01/01/2041	2,725	2,805,418
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	8,195	8,471,230
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	552	504,275
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, GO Bonds	5.25%	07/01/2031	$ 4,000	$ 4,093,585
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,705,737
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	4,774,120
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,376,112
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	11,761,404
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,986,717
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,830,551
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,770,231
Series 2021 A, GO Bonds	5.00%	03/01/2046	4,300	4,481,400
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,326,869
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(a)(b)	5.00%	09/01/2024	1,865	1,989,165
Series 2014 A, RB(a)(b)	5.00%	09/01/2024	1,290	1,375,883
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	1,270	1,269,832
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,430	3,440,386
Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	2,218,294
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	783	646,363
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(a)(b)	6.75%	08/15/2023	2,000	2,108,011
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	1,050	1,133,867
Series 2015, Ref. RB(a)(b)	5.25%	05/15/2025	2,355	2,559,846
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,545,970
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,066,314
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	6,998,391
Illinois (State of) Finance Authority (University of Chicago); Series 2015 A, RB(c)	5.00%	10/01/2040	10,000	10,612,887
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. RB(a)	5.65%	06/15/2022	1,905	1,908,001
Series 2002, Ref. RB(a)	5.65%	06/15/2022	16,340	16,365,740
Series 2002, Ref. RB(a)	5.65%	06/15/2022	1,755	1,757,765
Series 2012 A, RB(a)(b)	5.00%	06/15/2022	3,175	3,178,850
Series 2020, Ref. RB	4.00%	06/15/2050	6,645	6,290,853
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2031	2,630	2,752,780
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2032	2,395	2,505,357
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	8,000	8,106,828
Series 2015 A, RB(c)	5.00%	01/01/2040	14,190	14,903,243
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(e)(n)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2026	8,000	8,655,782
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,543,968
				286,170,256
Indiana–0.96%
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds); Series 2016 A, RB (INS - NATL)(j)	5.00%	10/01/2046	15,000	16,197,336
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	4,788,356
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	4.25%	11/01/2030	1,825	1,873,642
Series 2012 A, RB	5.00%	06/01/2032	1,220	1,221,880
Series 2012 A, RB	5.00%	06/01/2039	2,500	2,503,834
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,869,232
Series 2016, RB	5.00%	07/01/2041	1,500	1,641,378
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(d)	6.75%	01/01/2034	1,500	1,569,315
				31,664,973
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.72%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	$ 10,215	$ 10,956,795
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	4,790,982
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	1,026,018
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	1,800	1,742,191
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,000
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	2,765	2,746,919
Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2065	17,350	2,405,965
				23,738,870
Kansas–0.47%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(a)(b)	5.25%	07/01/2023	2,000	2,077,309
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,525,431
University of Kansas Hospital Authority (KU Health System); Series 2004, VRD RB (LOC - U.S. Bank N.A.)(l)(m)	0.44%	09/01/2034	6,000	6,000,000
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.38%	12/01/2046	6,960	3,306,000
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,522,958
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,248,123
				15,679,821
Kentucky–2.93%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	468,807
Series 2019, Ref. RB	4.00%	02/01/2036	380	380,412
Series 2019, Ref. RB	4.00%	02/01/2037	375	375,529
Series 2019, Ref. RB	4.00%	02/01/2038	375	375,650
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,178,693
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,230,929
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,261,076
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(j)	5.00%	12/01/2045	15,300	17,107,496
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,778,816
Series 2015 A, RB	5.00%	07/01/2040	12,705	13,239,975
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,334,164
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	9,288,203
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	13,555	13,737,949
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(b)	4.00%	01/01/2025	6,000	6,146,366
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, RB	5.75%	10/01/2042	5,870	6,089,046
Series 2013, VRD RB (LOC - PNC Bank N.A.)(l)(m)	0.75%	10/01/2043	10,000	10,000,000
				96,993,111
Louisiana–1.60%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(j)	4.00%	12/01/2036	7,000	7,248,618
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(b)	5.50%	05/15/2026	1,010	1,135,407
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	12,981,051
New Orleans (City of), LA;
Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	605	641,859
Series 2015, RB(a)(b)	5.00%	12/01/2025	3,000	3,288,808
Series 2015, RB(a)(b)	5.00%	12/01/2025	5,500	6,029,481
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(j)	5.00%	10/01/2048	5,000	5,252,448
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	4,000	3,905,384
Series 2017, Ref. RB(b)	2.38%	07/01/2026	4,000	3,815,524
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	$ 8,500	$ 8,780,626
				53,079,206
Maine–0.18%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB(a)(b)	5.00%	07/01/2023	5,700	5,902,009
Maryland–1.77%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	7,084,674
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,702,067
Baltimore (County of), MD (Oak Crest Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	1,750	1,810,754
Series 2020, Ref. RB	4.00%	01/01/2050	2,500	2,572,241
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(g)	5.13%	07/01/2037	1,265	1,284,429
Series 2017 A, RB(g)	5.25%	07/01/2047	4,295	4,321,416
Series 2017 A, RB(g)	5.38%	07/01/2052	1,530	1,544,467
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,206,590
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,275,731
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	3,500	3,510,484
Series 2020 B, RB	4.00%	04/15/2050	2,500	2,486,868
Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	10,000	10,227,781
Montgomery (County of), MD; Series 2017 E, VRD GO Bonds(l)	0.44%	11/01/2037	2,400	2,400,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	1,938,300
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,774,713
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,511,367
				58,651,882
Massachusetts–1.63%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(i)	0.00%	07/01/2031	13,000	9,799,057
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,294,624
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,176,673
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,162,011
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,399,038
Series 2018 J-2, RB	5.00%	07/01/2048	5,000	5,321,263
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,174,585
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,054,680
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	920,462
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,695,635
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2012 A, RB(a)(b)	5.25%	07/01/2022	1,050	1,053,491
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(d)	5.00%	07/01/2039	4,000	4,373,775
Series 2019 A, Ref. RB(d)	5.00%	07/01/2040	1,000	1,091,978
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(d)	5.00%	07/01/2049	7,000	7,531,265
				54,048,537
Michigan–2.16%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	2,450	2,455,640
Series 2019, Ref. RB	5.00%	05/15/2042	3,310	3,264,694
Michigan (State of); Series 2021, RB	4.00%	11/15/2044	15,000	15,407,895
Michigan (State of) Building Authority (Facilities Program); Series 2019, Ref. RB	4.00%	10/15/2049	7,000	7,040,519
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority;
Series 2014 C-1, RB(a)(b)	5.00%	07/01/2022	$ 2,720	$ 2,728,589
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,615	1,691,244
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	9,422,628
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	2,805,040
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,411,262
Series 2014 D-1, Ref. RB (INS - AGM)(j)	5.00%	07/01/2037	2,000	2,091,294
Series 2014 D-2, Ref. RB (INS - AGM)(j)	5.00%	07/01/2027	4,000	4,221,695
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,419,376
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,054,070
Oakland University Board of Trustees;
Series 2016, RB	5.00%	03/01/2041	5,000	5,338,340
Series 2016, RB	5.00%	03/01/2047	2,500	2,644,635
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(d)	5.00%	12/01/2032	1,500	1,518,304
Series 2012 B, RB(d)	5.00%	12/01/2037	1,500	1,518,132
Series 2012 D, Ref. RB(d)	5.00%	12/01/2028	2,500	2,531,571
				71,564,928
Minnesota–0.33%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	7,750,595
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,103,409
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	956,584
				10,810,588
Mississippi–0.27%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 I, VRD IDR(l)	0.43%	11/01/2035	4,270	4,270,000
West Rankin Utility Authority; Series 2018, RB(a)(b)	5.00%	01/01/2028	4,050	4,642,813
				8,912,813
Missouri–2.15%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(d)	5.00%	03/01/2046	5,000	5,344,420
Series 2019 B, RB (INS - AGM)(d)(j)	5.00%	03/01/2049	11,975	12,809,077
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(g)	5.00%	04/01/2046	1,150	1,071,159
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(g)	5.00%	02/01/2040	1,500	1,314,134
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,825,282
Series 2017, Ref. RB	5.25%	05/15/2042	1,675	1,672,897
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,000	4,085,590
Series 2019 A, RB	5.00%	02/01/2042	3,000	3,113,564
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,306,781
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(c)	5.00%	11/15/2042	25,000	26,694,735
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,772,150
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	7,335,269
				71,345,058
Montana–0.08%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,658,653
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–0.83%
Central Plains Energy Project (No. 3);
Series 2012, RB(o)	5.00%	09/01/2032	$ 4,900	$ 4,939,151
Series 2017 A, Ref. RB	5.00%	09/01/2037	5,010	5,664,669
Series 2017 A, Ref. RB	5.00%	09/01/2042	10,000	11,380,371
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,495,698
				27,479,889
Nevada–0.50%
Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	12,320	13,607,148
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB(g)	5.00%	07/15/2047	2,900	2,921,473
				16,528,621
New Hampshire–0.25%
New Hampshire (State of) Business Finance Authority; Series 2020 1-A, RB	4.13%	01/20/2034	6,287	6,618,324
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(b)(d)(g)	3.75%	07/02/2040	1,205	1,066,540
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(b)(g)	3.63%	07/02/2040	740	652,879
				8,337,743
New Jersey–5.50%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(j)	5.75%	11/01/2028	7,500	8,602,448
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)(d)	5.00%	12/01/2024	2,015	2,100,255
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	10,000	10,131,365
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2031	6,000	6,477,750
Series 2020 A, GO Bonds	4.00%	06/01/2032	3,120	3,360,155
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(c)(h)(j)	5.50%	09/01/2022	7,500	7,575,732
Series 2005 N-1, Ref. RB (INS - AMBAC)(j)	5.50%	09/01/2024	3,885	4,137,773
Series 2012 II, Ref. RB	5.00%	03/01/2023	2,150	2,159,517
Series 2012, Ref. RB(a)(b)	5.00%	06/15/2022	3,000	3,004,192
Series 2012, Ref. RB(a)(b)	5.00%	06/15/2022	1,000	1,001,398
Series 2012, Ref. RB(a)(b)	5.00%	06/15/2022	3,000	3,004,193
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,993,866
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	675	675,934
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,382,901
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	1,500	1,533,599
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	6,781,038
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	7,492,577
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(i)(j)	0.00%	12/15/2026	10,000	8,881,469
Series 2006 C, RB (INS - NATL)(i)(j)	0.00%	12/15/2031	7,410	5,432,009
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,091,425
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,612,280
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,530,073
Series 2016 A-1, RN	5.00%	06/15/2027	10,000	10,915,153
Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	7,617,726
Series 2018 A, RN(c)(h)	5.00%	06/15/2030	5,000	5,372,962
Series 2018 A, RN(c)(h)	5.00%	06/15/2031	7,500	8,043,767
Series 2019, RB	5.25%	06/15/2043	5,000	5,436,539
Series 2019, Ref. RB	5.00%	12/15/2032	2,500	2,749,418
Series 2020 AA, RB	4.00%	06/15/2045	5,625	5,595,762
Series 2020 AA, RB	4.00%	06/15/2050	11,760	11,543,160
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	$ 5,000	$ 5,375,939
Series 2021 A, RB	4.00%	01/01/2051	12,750	12,987,475
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	10,610,628
				182,210,478
New Mexico–0.04%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	1,250	1,215,593
New York–11.58%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(i)	0.00%	07/15/2035	5,000	2,828,437
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,851,228
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(j)	4.00%	02/15/2047	8,000	8,090,587
Metropolitan Transportation Authority;
Series 2013 A, RB	5.00%	11/15/2038	3,025	3,091,760
Series 2019 D-1, RB	5.00%	09/01/2022	5,000	5,041,362
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(l)(m)	0.45%	11/15/2050	4,250	4,250,000
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	2,280	2,454,524
Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	3,881,935
Series 2019 C, RB (INS - AGM)(j)	4.00%	11/15/2045	10,000	9,832,707
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,250,268
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	9,667,440
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,936,346
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	4,985	4,695,463
Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,832,952
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,580,700
Series 2019, RB(d)	5.00%	11/01/2044	6,500	6,923,138
New York (City of), NY;
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	3,000	3,333,967
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	3,000	3,327,273
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	11,144,221
Subseries 2012 G-6, VRD GO Bonds (LOC - Mizuho Bank Ltd.)(l)(m)	0.44%	04/01/2042	10,945	10,945,000
Subseries 2015 F-5, VRD GO Bonds(l)	0.45%	06/01/2044	3,000	3,000,000
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	12,313,381
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(l)	0.45%	06/15/2044	5,640	5,640,000
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2043	10,000	10,316,242
Series 2019 B-1, RB	4.00%	11/01/2045	6,000	6,180,511
Subseries 2013, RB(c)	5.00%	11/01/2038	5,465	5,636,898
Subseries 2013, RB(c)	5.00%	11/01/2042	12,625	13,018,557
New York (City of), NY Water & Sewer System; Series 2012 FF, RB(a)(b)(c)	5.00%	06/15/2045	28,610	28,650,301
New York (State of) Dormitory Authority (General Purpose); Series 2014 C, RB(c)	5.00%	03/15/2040	12,030	12,579,906
New York (State of) Dormitory Authority (Group 4); Series 2020 A, Ref. RB	4.00%	03/15/2044	10,000	10,286,153
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	7,116,969
Series 2020 A, Ref. RB	4.00%	11/15/2050	5,000	5,067,550
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	10,000	10,165,521
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	11,264,613
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	11,405	11,454,287
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,000	7,091,501
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2042	800	897,946
Series 2020 A, RB	4.00%	03/15/2049	10,045	10,288,036
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	10,277,282
New York Transportation Development Corp.; Series 2020 A, Ref. RB(d)	4.00%	12/01/2041	1,300	1,258,685
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(d)	5.00%	08/01/2026	20,990	20,991,475
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2034	$ 6,970	$ 7,226,998
Series 2018, RB(d)	5.00%	01/01/2036	1,235	1,277,670
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)	5.25%	01/01/2050	14,815	15,442,082
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,152,898
Series 2022, RB(d)	5.00%	12/01/2039	3,000	3,231,586
Series 2022, RB(d)	5.00%	12/01/2040	5,650	6,074,975
Series 2022, RB(d)	5.00%	12/01/2041	2,500	2,683,484
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	1,535	1,548,810
Series 2005 A, RB(g)(i)	0.00%	08/15/2045	56,475	14,741,178
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2049	4,500	5,050,239
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	8,428,460
				383,313,502
North Carolina–0.50%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(d)	5.00%	06/30/2054	5,475	5,570,491
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	5.00%	10/01/2040	1,050	1,067,818
Series 2020, RB	5.00%	10/01/2045	1,000	999,931
Series 2020, RB	5.00%	10/01/2050	1,500	1,488,659
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,471,978
				16,598,877
North Dakota–0.39%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,457,746
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	11,526,566
				12,984,312
Ohio–4.13%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,277,395
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	10,547,903
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	23,255	23,622,441
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	21,475	3,163,287
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,427,508
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,334,019
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB	5.75%	01/01/2024	265	267,749
Series 2014 A, Ref. RB	6.50%	01/01/2034	2,450	2,511,796
Cleveland (City of), OH; Series 2008 B-2, RB (INS - NATL)(i)(j)	0.00%	11/15/2025	2,895	2,641,068
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	5,285,289
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,272,674
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	7,000	7,644,096
Hamilton (County of), OH (Christ Hospital);
Series 2012, RB(a)(b)	5.50%	06/01/2022	6,000	6,000,000
Series 2012, RB	5.25%	06/01/2027	3,295	3,295,000
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2046	6,505	6,551,327
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,703,750
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	12,778,978
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	16,500	16,503,308
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,760,803
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(d)	5.00%	12/31/2025	2,000	2,147,482
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(d)	6.10%	09/20/2049	$ 2,845	$ 2,847,482
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,074,669
				136,658,024
Oklahoma–0.83%
Oklahoma (State of) Development Finance Authority; Series 2018 B, RB(c)(h)	5.50%	08/15/2057	6,000	6,123,592
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.25%	08/15/2048	8,500	8,640,577
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(e)	5.00%	08/01/2052	2,000	2,000
Series 2017, RB(e)	5.25%	08/01/2057	2,610	2,610
Tulsa (City of), OK Municipal Airport Trust; Series 2001 C, Ref. RB(d)	5.50%	12/01/2035	7,500	7,617,647
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	5,000	5,131,587
				27,518,013
Oregon–0.87%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,026,586
Series 2018 A, RB	5.00%	05/15/2052	500	466,252
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,015,884
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,257,612
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,433,264
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,975,344
Portland (Port of), OR; Series 2022 28, RB(d)	5.00%	07/01/2052	15,000	16,420,588
Portland (Port of), OR (Portland International Airport); Series 2017 24 B, RB(d)	5.00%	07/01/2047	3,000	3,164,898
				28,760,428
Pennsylvania–3.05%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,410	16,290,395
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB(a)	4.75%	07/01/2022	1,080	1,083,105
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(d)	5.50%	11/01/2044	3,300	3,350,409
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB(k)	5.13%	12/01/2040	5,500	5,521,619
Series 2017 B-1, RB	5.25%	06/01/2047	9,325	9,889,765
Series 2018 B, RB	5.25%	12/01/2048	7,995	8,673,286
Series 2020 B, RB	5.00%	12/01/2050	3,000	3,325,661
Series 2021 A, RB	4.00%	12/01/2046	1,000	981,483
Series 2021 A, RB	4.00%	12/01/2050	8,500	8,258,539
Series 2021 C, Ref. RB	5.00%	12/01/2046	4,125	4,642,325
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	7,500	7,914,105
Series 2021, Ref. RB(d)	5.00%	07/01/2051	15,000	16,234,569
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,832,802
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB(a)(b)	5.63%	07/01/2022	5,530	5,550,003
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	3,698,023
Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(j)	5.00%	06/01/2026	2,360	2,619,442
				100,865,531
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–1.59%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 6,450	$ 6,552,742
Series 2002, RB	5.63%	05/15/2043	1,250	1,272,805
Series 2008 B, RB(i)	0.00%	05/15/2057	260,000	13,776,464
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2030	2,700	2,784,673
Series 2012 A, RB (Acquired 02/13/2020; Cost $4,323,313)(e)(f)	5.00%	07/01/2042	5,525	5,138,250
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2034	2,500	2,654,529
Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2036	4,100	4,359,442
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,432,951
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,603,169
Series 2018 A-1, RB(i)	0.00%	07/01/2046	10,000	3,042,715
Series 2018 A-1, RB(i)	0.00%	07/01/2051	25,000	5,523,840
Series 2018 A-1, RB	4.75%	07/01/2053	4,500	4,527,458
				52,669,038
South Carolina–1.24%
Patriots Energy Group Financing Agency; Series 2018 A, RB(b)	4.00%	02/01/2024	5,000	5,111,833
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	2,000	2,006,644
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,687,894
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(a)(b)	5.25%	08/01/2023	3,850	4,008,902
South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(d)	5.00%	07/01/2025	10,000	10,812,212
South Carolina (State of) Public Service Authority;
Series 2013 E, RB	5.50%	12/01/2053	5,000	5,151,511
Series 2015 E, RB	5.25%	12/01/2055	7,365	7,734,597
Series 2020 A, Ref. RB	5.00%	12/01/2043	3,300	3,610,097
				41,123,690
Tennessee–1.98%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	14,718,673
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	5,175	5,283,019
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(d)	5.00%	07/01/2049	7,820	8,428,914
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	1,500	1,504,613
Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	1,100	1,103,383
Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	2,000	2,006,151
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2046	8,015	8,427,515
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,589,108
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	1,019,253
Series 2014, RB	5.25%	12/01/2044	1,165	1,186,246
Tennessee Energy Acquisition Corp.; Series 2017 A, RB(b)	4.00%	05/01/2023	20,000	20,251,664
				65,518,539
Texas–7.64%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(c)	5.00%	02/15/2045	15,000	16,399,184
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,043,003
Austin (City of), TX; Series 2022, RB(d)	5.25%	11/15/2047	8,500	9,598,596
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,064,464
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	$ 2,000	$ 2,080,315
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,295,927
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,287,483
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,535,702
Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP - Texas Permanent School Fund)(i)	0.00%	08/15/2023	2,000	1,959,778
Grand Parkway Transportation Corp.;
Series 2013 B, RB(a)(b)	5.25%	10/01/2023	14,360	15,025,962
Series 2020, Ref. RB	4.00%	10/01/2045	10,000	10,130,714
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(l)	0.42%	11/01/2041	13,400	13,400,000
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(j)	5.25%	08/15/2031	6,665	8,180,767
Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(l)	0.42%	12/01/2041	20,360	20,360,000
Houston (City of), TX; Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	6,130	6,231,947
Houston (City of), TX (United Airlines, Inc.);
Series 2020 C, Ref. RB(d)	5.00%	07/15/2027	3,875	4,016,220
Series 2020, Ref. RB(d)	5.00%	07/15/2027	1,500	1,554,666
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(i)(j)	0.00%	09/01/2026	8,750	7,777,492
Series 2001 B, RB (INS - AGM)(i)(j)	0.00%	09/01/2027	3,600	3,095,155
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(d)	5.00%	11/01/2028	2,000	2,024,809
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2044	3,395	3,676,522
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB(e)	5.13%	02/15/2030	1,750	1,452,500
Series 2014, Ref. RB(e)	5.13%	02/15/2042	2,135	1,772,050
Series 2016, Ref. RB(e)	5.00%	02/15/2030	280	232,400
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(g)	4.63%	10/01/2031	2,500	2,594,677
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,807,636
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	15	13,153
Series 2021, RB	2.00%	11/15/2061	345	194,108
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	3,032,891
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB(a)	6.50%	01/01/2043	2,350	2,414,432
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	1,250	1,250,553
Series 2016 A, RB	5.38%	11/15/2036	865	845,862
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,196,560
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,174,995
Series 2018, Ref. RB	5.25%	10/01/2049	5,000	4,907,106
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(a)(b)	5.00%	04/01/2024	3,000	3,165,167
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	6,990,841
Series 2016, RB	5.00%	01/01/2036	3,400	3,543,215
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2028	12,800	10,859,286
Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2029	2,165	1,768,834
Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2031	4,710	3,556,164
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,011,052
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(a)	6.75%	11/15/2024	595	628,418
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	395	393,896
Series 2016, RB	5.75%	09/15/2036	145	143,382
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	5,000	5,100,404
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(j)	5.00%	10/01/2032	$ 1,250	$ 1,252,157
Series 2011, RB (INS - AGM)(j)	5.00%	10/01/2037	1,000	1,001,643
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,485,000)(e)(f)	5.75%	02/15/2025	1,485	994,950
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(e)(f)	5.75%	02/15/2029	1,500	1,005,000
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(e)(f)	6.38%	02/15/2048	1,000	670,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(e)(f)	6.38%	02/15/2052	5,000	3,350,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	535,161
Series 2020, Ref. RB	6.75%	11/15/2051	500	532,740
Series 2020, Ref. RB	6.88%	11/15/2055	500	535,499
Texas (State of) Transportation Commission;
Series 2019, RB(i)	0.00%	08/01/2045	4,000	1,341,230
Series 2019, RB(i)	0.00%	08/01/2046	3,180	1,011,728
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	7,670	4,149,563
Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	9,995	5,128,377
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(i)(j)	0.00%	08/15/2027	970	841,702
Series 2002, RB(a)(i)	0.00%	08/15/2027	30	26,415
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,419,155
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB(d)	5.00%	12/31/2045	7,550	7,767,620
Series 2016, RB(d)	5.00%	12/31/2050	4,095	4,202,534
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	8,000	7,751,584
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(d)	7.00%	12/31/2038	3,475	3,628,861
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(j)	5.38%	11/15/2024	1,000	1,014,580
				252,948,787
Utah–1.30%
Mida Mountain Village Public Infrastructure District; Series 2021, RB(g)	4.00%	08/01/2050	3,000	2,373,252
Salt Lake (City of), UT;
Series 2021 A, RB(d)	5.00%	07/01/2046	10,000	10,889,320
Series 2021 A, RB(d)	4.00%	07/01/2051	15,200	14,958,358
Salt Lake City Corp.; Series 2017 A, RB(c)(d)(h)	5.00%	07/01/2042	14,000	14,869,795
				43,090,725
Virginia–1.49%
Ballston Quarter Community Development Authority; Series 2016 A, RB	5.50%	03/01/2046	2,500	1,800,537
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	713,483
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	1,017,901
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	15,540	18,896,994
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	4,000,760
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(a)(d)	5.00%	07/01/2027	4,465	4,477,628
Series 2012, RB(a)(d)	5.50%	01/01/2042	4,920	4,935,882
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(d)	5.00%	12/31/2056	7,500	7,780,939
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(d)	4.00%	01/01/2040	3,200	3,144,138
Series 2022, Ref. RB(d)	4.00%	01/01/2048	2,500	2,408,403
				49,176,665
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–2.81%
Seattle (Port of), WA;
Series 2018 A, RB(c)(d)	5.00%	05/01/2043	$ 21,000	$ 22,600,200
Series 2021 C, Ref. RB(d)	5.00%	08/01/2046	10,000	10,936,386
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	2,750	3,186,594
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB(c)(h)	5.00%	07/01/2048	15,000	15,624,675
Series 2018, RB	5.00%	07/01/2048	20,000	20,509,214
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,871	6,425,570
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	7,255	7,095,691
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(g)	6.50%	07/01/2030	800	836,846
Series 2015 A, RB(g)	6.75%	07/01/2035	820	859,980
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(g)	5.00%	01/01/2036	1,875	1,858,519
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(g)	5.00%	07/01/2048	2,000	1,700,692
Series 2018 A, Ref. RB(g)	5.00%	07/01/2053	1,500	1,251,334
				92,885,701
West Virginia–0.23%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(g)	5.50%	06/01/2037	2,500	2,635,914
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(d)(g)	6.75%	02/01/2026	4,035	3,795,547
Series 2018, RB(d)(g)	8.75%	02/01/2036	1,300	1,267,170
				7,698,631
Wisconsin–3.25%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(g)	6.75%	08/01/2031	3,000	2,804,698
Public Finance Authority (Explore Academy); Series 2022 A, RB(g)	6.13%	02/01/2050	2,705	2,596,996
Public Finance Authority (Green Bonds); Series 2021, RB(d)	4.00%	09/30/2051	5,500	5,101,754
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(c)(h)	5.00%	03/01/2041	10,000	10,676,681
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	5,000	5,237,294
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(g)	5.00%	03/01/2052	1,075	1,048,904
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2050	23,150	6,853,673
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2055	11,870	2,778,876
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,197,907
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC - JPMorgan Chase Bank N.A.)(l)(m)	0.70%	08/15/2034	2,660	2,660,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2046	10,170	10,059,383
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,197,545
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB(a)(b)	5.00%	09/15/2023	1,000	1,040,079
Series 2018 A, RB(a)(b)	5.00%	09/15/2023	5,000	5,200,394
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(g)	7.00%	12/01/2050	6,100	5,881,785
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(g)	6.13%	02/01/2050	2,500	2,400,181
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2036	4,500	4,844,174
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.25%	01/01/2038	5,250	3,228,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,383,424
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,232,813
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	$ 2,000	$ 2,131,849
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	7,619,402
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,057,353
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(g)	5.25%	12/01/2039	7,285	7,438,564
				107,672,479
Wyoming–0.24%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(a)(b)(c)	5.00%	01/01/2047	7,000	7,867,367
Total Municipal Obligations (Cost $3,521,269,308)					3,520,997,893
U.S. Dollar Denominated Bonds & Notes–0.04%
Texas–0.04%
Christian Care Centers, Inc. (Cost $1,224,629)	12.00%	11/30/2022	1,255	1,224,629
TOTAL INVESTMENTS IN SECURITIES(p)–106.42% (Cost $3,522,493,937)					3,522,222,522
FLOATING RATE NOTE OBLIGATIONS–(8.07)%
Notes with interest and fee rates ranging from 1.31% to 1.51% at 05/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2057(q)				(267,195,000)
OTHER ASSETS LESS LIABILITIES–1.65%					54,743,547
NET ASSETS–100.00%					$3,309,771,069
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Fund.
(d)	Security subject to the alternative minimum tax.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $17,681,020, which represented less than 1% of the Fund’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at May 31, 2022 was $16,754,458, which represented less than 1% of the Fund’s Net Assets.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $229,287,828, which represented 6.93% of the Fund’s Net Assets.
(h)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $68,115,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Zero coupon bond issued at a discount.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2022.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	Security subject to crossover refunding.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Fund’s investments with a value of $419,423,472 are held by TOB Trusts and serve as collateral for the $267,195,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,520,542,987	$454,906	$3,520,997,893
U.S. Dollar Denominated Bonds & Notes	—	1,224,629	—	1,224,629
Total Investments	$—	$3,521,767,616	$454,906	$3,522,222,522
Invesco Municipal Income Fund